Income Taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Percentage of REIT taxable income that is the Company's objective to distribute within the permitted timeframe	100.00%
Valuation allowance	$ 51,680	$ 74,141
Federal net operating loss carryforward	$ 142,100